Schedule of Investments(a)
January 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–32.62%
Advertising–0.14%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)(c)	$700,000	$658,799
Belo Corp., 7.25%, 09/15/2027	813,000	823,713
		1,482,512
Aerospace & Defense–0.33%
Boeing Co. (The),
2.75%, 02/01/2026	119,000	113,633
2.25%, 06/15/2026	59,000	55,218
General Dynamics Corp., 3.25%, 04/01/2025	101,000	99,117
Rolls-Royce PLC (United Kingdom), 3.63%, 10/14/2025(b)	870,000	841,786
Spirit AeroSystems, Inc.,
9.38%, 11/30/2029(b)	413,000	447,992
9.75%, 11/15/2030(b)(c)	875,000	919,459
TransDigm, Inc., 6.25%, 03/15/2026(b)	1,160,000	1,153,050
		3,630,255
Agricultural & Farm Machinery–0.06%
CNH Industrial Capital LLC, 4.55%, 04/10/2028	75,000	74,401
Deere & Co., 2.75%, 04/15/2025	125,000	122,188
Titan International, Inc., 7.00%, 04/30/2028(c)	420,000	419,043
		615,632
Agricultural Products & Services–0.06%
Darling Ingredients, Inc., 5.25%, 04/15/2027(b)	622,000	611,746
Air Freight & Logistics–0.12%
GN Bondco LLC, 9.50%, 10/15/2031(b)	352,000	347,380
Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	955,000	946,200
		1,293,580
Alternative Carriers–0.03%
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)(c)	478,000	364,029
Aluminum–0.09%
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)(c)	400,000	341,982
Novelis Corp., 3.25%, 11/15/2026(b)	216,000	202,465
PT Indonesia Asahan Aluminium/PT Mineral Industri Indonesia (Persero) (Indonesia), 4.75%, 05/15/2025(b)	458,000	451,311
		995,758
	Principal Amount	Value
Apparel Retail–0.21%
Gap, Inc. (The),
3.63%, 10/01/2029(b)(c)	$975,000	$835,901
3.88%, 10/01/2031(b)	935,000	772,040
Ross Stores, Inc., 0.88%, 04/15/2026	164,000	151,132
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	592,000	501,252
		2,260,325
Apparel, Accessories & Luxury Goods–0.07%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)(c)	635,000	637,260
Tapestry, Inc.,
7.00%, 11/27/2026	54,000	55,719
4.13%, 07/15/2027	59,000	56,142
		749,121
Application Software–0.23%
Adobe, Inc., 3.25%, 02/01/2025	100,000	98,438
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	308,000	287,821
9.00%, 09/30/2029(b)(c)	1,178,000	1,115,980
Open Text Corp. (Canada), 3.88%, 02/15/2028(b)	815,000	757,705
Open Text Holdings, Inc. (Canada), 4.13%, 12/01/2031(b)	317,000	281,879
		2,541,823
Asset Management & Custody Banks–0.01%
Ares Capital Corp., 2.88%, 06/15/2028	110,000	97,739
Legg Mason, Inc., 4.75%, 03/15/2026	59,000	58,961
		156,700
Automobile Manufacturers–0.11%
General Motors Co., 6.13%, 10/01/2025	135,000	137,008
Jaguar Land Rover Automotive PLC (United Kingdom),
7.75%, 10/15/2025(b)	434,000	438,491
4.50%, 10/01/2027(b)	412,000	390,329
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	100,000	96,654
1.15%, 08/13/2027	100,000	89,675
		1,152,157
Automotive Parts & Equipment–0.49%
American Honda Finance Corp.,
1.50%, 01/13/2025	58,000	56,071
2.35%, 01/08/2027	95,000	89,817
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	719,000	718,377
Dana, Inc., 4.50%, 02/15/2032	283,000	243,523
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	1,757,000	1,748,236

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Automotive Parts & Equipment–(continued)
Tenneco, Inc., 8.00%, 11/17/2028(b)	$1,089,000	$949,477
United Rentals (North America), Inc., 4.88%, 01/15/2028(c)	397,000	387,768
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	1,182,000	1,164,984
		5,358,253
Automotive Retail–0.02%
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	250,000	226,678
Broadcasting–0.28%
iHeartCommunications, Inc.,
6.38%, 05/01/2026(c)	490,000	421,451
5.25%, 08/15/2027(b)(c)	443,000	344,274
4.75%, 01/15/2028(b)(c)	536,000	401,105
Paramount Global,
3.70%, 06/01/2028	125,000	116,345
6.38%, 03/30/2062(c)(e)	1,182,000	1,056,341
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	443,000	342,649
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)(c)	411,000	405,160
		3,087,325
Broadline Retail–0.50%
Amazon.com, Inc.,
3.30%, 04/13/2027	150,000	145,699
1.65%, 05/12/2028	60,000	54,086
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	289,000	252,472
Kohl’s Corp., 4.63%, 05/01/2031(c)	840,000	672,916
Macy’s Retail Holdings LLC,
6.13%, 03/15/2032(b)	1,569,000	1,481,819
6.70%, 07/15/2034(b)	437,000	361,722
Nordstrom, Inc.,
4.00%, 03/15/2027	456,000	427,548
4.38%, 04/01/2030(c)	692,000	601,078
4.25%, 08/01/2031(c)	578,000	480,686
QVC, Inc.,
4.45%, 02/15/2025(c)	445,000	431,291
4.75%, 02/15/2027(c)	605,000	506,197
		5,415,514
Building Products–0.29%
JELD-WEN, Inc.,
4.63%, 12/15/2025(b)	261,000	254,017
4.88%, 12/15/2027(b)(c)	991,000	940,619
Masonite International Corp., 5.38%, 02/01/2028(b)	543,000	530,025
Standard Industries, Inc.,
4.75%, 01/15/2028(b)	967,000	925,780
4.38%, 07/15/2030(b)	509,000	463,010
		3,113,451
Cable & Satellite–0.85%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	969,000	960,814
5.13%, 05/01/2027(b)	1,353,000	1,305,958
Principal Amount		Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	$100,000	$99,134
Comcast Corp., 3.38%, 02/15/2025	57,000	56,151
CSC Holdings LLC,
5.75%, 01/15/2030(b)	452,000	239,723
4.63%, 12/01/2030(b)	765,000	391,574
4.50%, 11/15/2031(b)	371,000	266,584
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	1,863,000	1,772,515
Discovery Communications LLC, 3.95%, 03/20/2028	200,000	191,181
DISH DBS Corp.,
7.75%, 07/01/2026	915,000	539,850
5.25%, 12/01/2026(b)	532,000	419,950
DISH Network Corp., 11.75%, 11/15/2027(b)(c)	820,000	856,483
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(b)	982,000	946,664
Sunrise FinCo I B.V. (Netherlands), 4.88%, 07/15/2031(b)	539,000	473,456
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	807,000	705,976
		9,226,013
Cargo Ground Transportation–0.01%
Ryder System, Inc., 5.65%, 03/01/2028	150,000	154,538
Casinos & Gaming–0.60%
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)	1,091,000	1,095,408
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	264,000	264,673
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(d)	100,894	7,063
Genting New York LLC/GENNY Capital, Inc., 3.30%, 02/15/2026(b)	674,000	625,199
International Game Technology PLC,
4.13%, 04/15/2026(b)	227,000	219,999
6.25%, 01/15/2027(b)	241,000	242,575
Las Vegas Sands Corp., 2.90%, 06/25/2025	233,000	225,140
Melco Resorts Finance Ltd. (Hong Kong),
4.88%, 06/06/2025(b)	616,000	599,445
5.25%, 04/26/2026(b)	310,000	296,631
5.75%, 07/21/2028(b)	319,000	298,813
MGM China Holdings Ltd. (Macau),
5.25%, 06/18/2025(b)	683,000	666,407
4.75%, 02/01/2027(b)(c)	646,000	603,558
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	366,000	344,055
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)(c)	$447,000	$335,583
Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)(c)	740,000	689,181
		6,513,730
Coal & Consumable Fuels–0.01%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	90,000	89,911
Commercial & Residential Mortgage Finance–0.10%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	431,000	435,672
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	362,000	357,322
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	357,000	327,880
		1,120,874
Communications Equipment–0.22%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	477,000	379,635
Hughes Satellite Systems Corp.,
5.25%, 08/01/2026	944,000	800,040
6.63%, 08/01/2026	513,000	351,387
Viasat, Inc.,
5.63%, 04/15/2027(b)(c)	700,000	657,944
6.50%, 07/15/2028(b)	277,000	214,007
		2,403,013
Construction & Engineering–0.00%
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	36,000	35,874
Construction Machinery & Heavy Transportation Equipment– 0.03%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	130,000	116,150
Wabtec Corp., 3.45%, 11/15/2026	235,000	225,892
		342,042
Construction Materials–0.14%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)(c)	427,000	438,147
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	492,000	492,244
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(b)	555,000	543,028
		1,473,419
Consumer Electronics–0.01%
Tyco Electronics Group S.A., 3.13%, 08/15/2027	75,000	71,867
Consumer Finance–0.50%
Ally Financial, Inc., 5.75%, 11/20/2025(c)	558,000	559,786
Principal Amount		Value
Consumer Finance–(continued)
American Express Co., 3.30%, 05/03/2027	$130,000	$124,483
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	712,000	702,185
General Motors Financial Co., Inc.,
2.75%, 06/20/2025	100,000	96,815
1.50%, 06/10/2026	61,000	56,226
Navient Corp.,
5.00%, 03/15/2027	300,000	286,431
4.88%, 03/15/2028	279,000	253,675
5.50%, 03/15/2029(c)	416,000	376,075
5.63%, 08/01/2033	302,000	240,132
OneMain Finance Corp.,
7.13%, 03/15/2026	952,000	965,669
7.88%, 03/15/2030	436,000	443,325
PRA Group, Inc., 8.38%, 02/01/2028(b)	541,000	515,662
Synchrony Financial, 7.25%, 02/02/2033(c)	800,000	800,065
		5,420,529
Copper–0.01%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	75,000	74,250
Data Processing & Outsourced Services–0.02%
Concentrix Corp., 6.60%, 08/02/2028	200,000	205,766
Distillers & Vintners–0.01%
Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	113,915
Distributors–0.06%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	250,000	216,881
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)	447,000	460,747
		677,628
Diversified Banks–0.56%
Banco Santander S.A. (Spain), 2.75%, 05/28/2025	200,000	193,303
Bank of America Corp.,
4.45%, 03/03/2026	100,000	99,119
1.32%, 06/19/2026(e)	160,000	151,458
1.20%, 10/24/2026(e)	160,000	149,311
1.73%, 07/22/2027(e)	70,000	64,546
Series L, 4.18%, 11/25/2027	100,000	97,626
Banque Centrale de Tunisie International Bond (Tunisia), 5.75%, 01/30/2025(b)	600,000	512,990
Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025(c)	350,000	340,108
Citigroup, Inc.,
3.11%, 04/08/2026(e)	225,000	219,422
1.12%, 01/28/2027(e)	110,000	101,627
1.46%, 06/09/2027(e)	140,000	128,703
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	300,000	288,392
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(e)	$200,000	$184,054
2.25%, 11/22/2027(e)	200,000	184,363
ING Groep N.V. (Netherlands), 4.02%, 03/28/2028(e)	200,000	194,244
Intesa Sanpaolo S.p.A. (Italy), 5.71%, 01/15/2026(b)(c)	350,000	349,046
JPMorgan Chase & Co.,
2.30%, 10/15/2025(e)	200,000	195,638
2.01%, 03/13/2026(e)	134,000	129,055
2.08%, 04/22/2026(e)	134,000	128,905
1.05%, 11/19/2026(e)	60,000	55,813
4.25%, 10/01/2027	75,000	74,081
2.18%, 06/01/2028(e)	75,000	68,855
Lloyds Banking Group PLC (United Kingdom), 4.45%, 05/08/2025	275,000	272,164
Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(e)	200,000	193,661
3.29%, 07/25/2027	60,000	57,368
PNC Bank N.A., 4.20%, 11/01/2025	275,000	270,322
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	125,000	124,383
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.35%, 01/15/2025	275,000	267,679
Toronto-Dominion Bank (The) (Canada), 5.16%, 01/10/2028	100,000	101,497
U.S. Bancorp,
1.45%, 05/12/2025	125,000	119,659
4.55%, 07/22/2028(e)	50,000	49,354
Wells Fargo & Co.,
2.19%, 04/30/2026(e)	150,000	144,345
4.30%, 07/22/2027	130,000	127,836
3.53%, 03/24/2028(e)	160,000	153,389
4.81%, 07/25/2028(e)	100,000	99,430
Westpac Banking Corp. (Australia),
3.40%, 01/25/2028	105,000	100,678
1.95%, 11/20/2028	60,000	53,200
		6,045,624
Diversified Capital Markets–0.01%
Deutsche Bank AG (Germany), 2.55%, 01/07/2028(e)	150,000	137,911
Diversified Chemicals–0.19%
Chemours Co. (The),
5.38%, 05/15/2027	407,000	396,372
5.75%, 11/15/2028(b)	303,000	286,156
4.63%, 11/15/2029(b)(c)	974,000	846,836
INEOS Finance PLC (Luxembourg), 6.75%, 05/15/2028(b)	536,000	524,691
		2,054,055
Diversified Financial Services–0.68%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	439,000	431,659
Principal Amount		Value
Diversified Financial Services–(continued)
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	$635,000	$637,504
Corebridge Financial, Inc., 3.65%, 04/05/2027	130,000	124,937
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	466,000	421,082
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	251,000	241,707
Midcap Financial Issuer Trust,
6.50%, 05/01/2028(b)	615,000	562,199
5.63%, 01/15/2030(b)	285,000	243,675
PHH Mortgage Corp., 7.88%, 03/15/2026(b)	1,299,000	1,199,490
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 04/16/2029(b)	800,000	711,400
4.63%, 04/06/2031(b)	500,000	424,167
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	745,000	700,821
United Wholesale Mortgage LLC,
5.50%, 11/15/2025(b)	677,000	669,196
5.75%, 06/15/2027(b)	350,000	343,762
5.50%, 04/15/2029(b)(c)	410,000	387,599
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	407,000	295,047
		7,394,245
Diversified Metals & Mining–0.32%
Corp. Nacional del Cobre de Chile (Chile),
3.63%, 08/01/2027(b)	1,524,000	1,443,800
5.63%, 10/18/2043(b)	95,000	88,893
4.88%, 11/04/2044(b)	105,000	88,268
Mineral Resources Ltd. (Australia),
8.00%, 11/01/2027(b)	650,000	665,329
9.25%, 10/01/2028(b)	450,000	475,875
Perenti Finance Pty. Ltd. (Australia), 6.50%, 10/07/2025(b)(c)	740,000	730,750
		3,492,915
Diversified Real Estate Activities–0.03%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)(c)	321,000	318,177
Diversified REITs–0.16%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)	609,000	517,158
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)	253,000	235,356
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)(c)	396,000	357,569
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified REITs–(continued)
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 06/15/2025(b)	$630,000	$617,113
		1,727,196
Diversified Support Services–0.20%
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028(b)	606,000	538,585
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	1,173,000	1,121,359
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(b)	434,000	434,211
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)	124,000	116,034
		2,210,189
Electric Utilities–0.45%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	706,000	701,588
Edison International,
4.13%, 03/15/2028	100,000	97,077
5.25%, 11/15/2028	90,000	90,907
8.13%, 06/15/2053(e)	626,000	644,547
NRG Energy, Inc.,
3.63%, 02/15/2031(b)	1,103,000	947,044
3.88%, 02/15/2032(b)	77,000	66,101
Pacific Gas and Electric Co.,
3.30%, 12/01/2027	100,000	93,774
3.00%, 06/15/2028	85,000	78,028
System Energy Resources, Inc., 6.00%, 04/15/2028	150,000	152,787
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	898,000	953,743
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	689,000	679,377
7.75%, 10/15/2031(b)	361,000	375,272
		4,880,245
Electrical Components & Equipment–0.09%
Emerson Electric Co., 1.80%, 10/15/2027	80,000	73,100
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	863,000	868,256
		941,356
Environmental & Facilities Services–0.08%
Enviri Corp., 5.75%, 07/31/2027(b)	763,000	718,004
GFL Environmental, Inc. (Canada), 3.75%, 08/01/2025(b)	190,000	184,978
		902,982
Fertilizers & Agricultural Chemicals–0.04%
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	559,000	457,614
Financial Exchanges & Data–0.10%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	60,000	58,706
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	1,215,000	997,392
Principal Amount		Value
Financial Exchanges & Data–(continued)
S&P Global, Inc., 2.45%, 03/01/2027	$65,000	$61,208
		1,117,306
Food Distributors–0.08%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	1,087,000	883,742
Food Retail–0.02%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	200,000	194,181
Footwear–0.04%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	401,000	407,599
Gas Utilities–0.11%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 05/20/2025	184,000	180,880
5.88%, 08/20/2026	456,000	442,319
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	458,000	449,200
Southwest Gas Corp., 5.45%, 03/23/2028	80,000	81,765
		1,154,164
Health Care Equipment–0.09%
Baxter International, Inc., 2.27%, 12/01/2028	225,000	200,632
Varex Imaging Corp., 7.88%, 10/15/2027(b)	810,000	823,701
		1,024,333
Health Care Facilities–0.29%
CommonSpirit Health, 1.55%, 10/01/2025	64,000	60,255
HCA, Inc., 5.63%, 09/01/2028	200,000	203,899
LifePoint Health, Inc.,
9.88%, 08/15/2030(b)	407,000	416,695
11.00%, 10/15/2030(b)(c)	529,000	563,556
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	522,000	521,612
Tenet Healthcare Corp., 4.88%, 01/01/2026(c)	1,293,000	1,282,587
Universal Health Services, Inc., 1.65%, 09/01/2026	134,000	123,210
		3,171,814
Health Care REITs–0.13%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027(c)	952,000	721,486
4.63%, 08/01/2029(c)	847,000	573,701
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	120,000	119,568
		1,414,755
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Health Care Services–0.33%
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	$297,000	$292,983
5.63%, 03/15/2027(b)	707,000	654,006
8.00%, 12/15/2027(b)	329,000	324,292
6.88%, 04/15/2029(b)	650,000	442,517
5.25%, 05/15/2030(b)	746,000	618,444
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/2028(b)(c)	337,000	351,767
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	453,000	451,104
Sutter Health, Series 20A, 1.32%, 08/15/2025	167,000	157,077
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	361,000	315,796
		3,607,986
Health Care Technology–0.07%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	858,000	767,325
Home Furnishings–0.19%
Tempur Sealy International, Inc.,
4.00%, 04/15/2029(b)	936,000	845,447
3.88%, 10/15/2031(b)	937,000	791,513
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)(c)	469,000	451,288
		2,088,248
Home Improvement Retail–0.01%
Home Depot, Inc. (The), 2.50%, 04/15/2027	80,000	75,529
Lowe’s Cos., Inc., 4.80%, 04/01/2026	74,000	74,103
		149,632
Homebuilding–0.12%
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)(c)	477,000	472,036
Lennar Corp., 4.75%, 11/29/2027	60,000	59,882
LGI Homes, Inc., 4.00%, 07/15/2029(b)	508,000	435,122
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	276,000	251,892
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	100,000	99,375
		1,318,307
Hotel & Resort REITs–0.10%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	50,000	49,257
Service Properties Trust,
5.25%, 02/15/2026	323,000	312,960
4.95%, 02/15/2027	277,000	253,749
4.95%, 10/01/2029	595,000	495,068
		1,111,034
Hotels, Resorts & Cruise Lines–0.18%
Booking Holdings, Inc., 3.55%, 03/15/2028	50,000	48,316
	Principal Amount	Value
Hotels, Resorts & Cruise Lines–(continued)
Carnival Corp., 6.00%, 05/01/2029(b)(c)	$412,000	$399,361
Hyatt Hotels Corp., 4.38%, 09/15/2028	95,000	92,663
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(c)	1,043,000	963,174
Travel + Leisure Co., 6.60%, 10/01/2025(c)	444,000	449,909
		1,953,423
Housewares & Specialties–0.16%
Newell Brands, Inc.,
5.20%, 04/01/2026(c)	829,000	807,739
6.38%, 09/15/2027(c)	386,000	380,339
6.63%, 09/15/2029(c)	626,000	608,100
		1,796,178
Human Resource & Employment Services–0.01%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	100,000	98,254
Independent Power Producers & Energy Traders–0.08%
AES Corp. (The), 5.45%, 06/01/2028	80,000	81,116
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	1,044,000	817,910
		899,026
Industrial Conglomerates–0.21%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	127,000	124,956
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/2025(c)	667,000	656,817
6.25%, 05/15/2026	719,000	689,468
5.25%, 05/15/2027	846,000	761,743
		2,232,984
Industrial Machinery & Supplies & Components–0.07%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	396,000	388,486
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	80,000	77,659
TK Elevator U.S. Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	358,000	345,607
		811,752
Insurance Brokers–0.04%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	349,000	341,022
Willis North America, Inc., 4.65%, 06/15/2027	75,000	74,470
		415,492
Integrated Oil & Gas–0.46%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	75,000	72,830
Chevron USA, Inc., 1.02%, 08/12/2027	100,000	89,205
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Integrated Oil & Gas–(continued)
Exxon Mobil Corp., 3.29%, 03/19/2027	$110,000	$106,989
Petroleos Mexicanos (Mexico), 7.69%, 01/23/2050	4,600,000	3,218,768
PETRONAS Capital Ltd. (Malaysia), 2.48%, 01/28/2032(b)	898,000	754,186
Qatar Energy (Qatar), 1.38%, 09/12/2026(b)	800,000	732,414
		4,974,392
Integrated Telecommunication Services–0.58%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	574,000	330,489
Altice France S.A. (France),
8.13%, 02/01/2027(b)	814,000	728,159
5.13%, 07/15/2029(b)	1,081,000	791,270
5.50%, 10/15/2029(b)	200,000	147,601
CommScope, Inc., 6.00%, 03/01/2026(b)	859,000	745,152
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	1,154,000	1,128,696
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	292,000	251,850
Frontier Communications Holdings LLC, 6.00%, 01/15/2030(b)	266,000	225,787
Iliad Holding S.A.S.U. (France), 6.50%, 10/15/2026(b)	889,000	872,049
Level 3 Financing, Inc., 10.50%, 05/15/2030(b)	527,000	527,000
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	672,000	589,653
		6,337,706
Interactive Home Entertainment–0.02%
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	281,000	266,812
Interactive Media & Services–0.13%
Nexstar Media, Inc.,
5.63%, 07/15/2027(b)	408,000	397,659
4.75%, 11/01/2028(b)(c)	672,000	616,253
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	307,000	264,264
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	133,000	133,520
		1,411,696
Internet Services & Infrastructure–0.04%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	261,000	249,230
VeriSign, Inc., 5.25%, 04/01/2025	150,000	150,052
		399,282
Investment Banking & Brokerage–0.18%
Charles Schwab Corp. (The), 2.00%, 03/20/2028	100,000	89,455
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	$125,000	$121,958
1.54%, 09/10/2027(e)	140,000	127,761
1.95%, 10/21/2027(e)	75,000	68,995
3.62%, 03/15/2028(e)	105,000	100,739
Morgan Stanley,
2.72%, 07/22/2025(e)	100,000	98,634
3.63%, 01/20/2027	130,000	126,465
1.59%, 05/04/2027(e)	110,000	101,897
6.30%, 10/18/2028(e)	200,000	209,200
NFP Corp., 6.88%, 08/15/2028(b)	763,000	767,914
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	183,806
		1,996,824
IT Consulting & Other Services–0.11%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	273,000	250,182
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)(c)	337,000	342,375
International Business Machines Corp.,
3.45%, 02/19/2026	150,000	146,575
3.30%, 05/15/2026	100,000	97,167
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	100,000	91,646
Unisys Corp., 6.88%, 11/01/2027(b)	280,000	253,994
		1,181,939
Leisure Facilities–0.05%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	100,000	99,867
Life Time, Inc., 5.75%, 01/15/2026(b)	456,000	451,136
		551,003
Life & Health Insurance–0.01%
Principal Financial Group, Inc., 3.40%, 05/15/2025	160,000	156,661
Life Sciences Tools & Services–0.08%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	420,000	427,379
IQVIA, Inc., 5.00%, 05/15/2027(b)	419,000	409,881
		837,260
Managed Health Care–0.00%
Centene Corp., 2.45%, 07/15/2028	60,000	53,438
Marine Ports & Services–0.08%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	810,000	875,571
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Marine Transportation–0.13%
NCL Corp. Ltd.,
5.88%, 03/15/2026(b)	$524,000	$511,264
5.88%, 02/15/2027(b)	634,000	625,055
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	276,000	235,180
		1,371,499
Metal, Glass & Plastic Containers–0.30%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)(c)	500,000	405,831
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
5.25%, 04/30/2025(b)	819,000	801,415
4.13%, 08/15/2026(b)	1,043,000	937,756
Ball Corp.,
5.25%, 07/01/2025	585,000	583,997
4.88%, 03/15/2026	198,000	195,710
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	350,000	329,945
		3,254,654
Movies & Entertainment–0.13%
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	388,000	391,721
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	406,000	410,500
Odeon Finco PLC (United Kingdom), 12.75%, 11/01/2027(b)	617,000	621,306
		1,423,527
Multi-line Insurance–0.01%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	94,000	95,112
Multi-Utilities–0.11%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	1,037,000	898,066
DTE Energy Co., Series E, Investment Units, 5.25%, 12/01/2077	13,705	324,260
		1,222,326
Office REITs–0.05%
Office Properties Income Trust, 4.50%, 02/01/2025 (Acquired 12/02/2022; Cost $645,770)	678,000	588,274
Office Services & Supplies–0.23%
ACCO Brands Corp., 4.25%, 03/15/2029(b)(c)	1,090,000	989,288
Pitney Bowes, Inc.,
6.88%, 03/15/2027(b)(c)	578,000	522,237
7.25%, 03/15/2029(b)(c)	540,000	460,126
Steelcase, Inc., 5.13%, 01/18/2029	503,000	482,518
		2,454,169
Principal Amount		Value
Oil & Gas Drilling–0.30%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	$370,000	$352,811
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	305,000	308,296
Nabors Industries, Inc.,
7.38%, 05/15/2027(b)	958,000	942,071
9.13%, 01/31/2030(b)(c)	593,000	603,887
Rockies Express Pipeline LLC, 7.50%, 07/15/2038(b)	366,000	369,071
Valaris Ltd., 8.38%, 04/30/2030(b)	645,000	661,773
		3,237,909
Oil & Gas Equipment & Services–0.14%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	75,000	71,497
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	850,000	855,092
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026(c)	622,000	619,068
		1,545,657
Oil & Gas Exploration & Production–1.14%
Baytex Energy Corp. (Canada),
8.75%, 04/01/2027(b)	355,000	369,701
8.50%, 04/30/2030(b)	405,000	420,825
Civitas Resources, Inc.,
5.00%, 10/15/2026(b)	427,000	416,204
8.75%, 07/01/2031(b)	404,000	429,999
Comstock Resources, Inc.,
6.75%, 03/01/2029(b)(c)	1,020,000	937,552
5.88%, 01/15/2030(b)(c)	837,000	725,997
Crescent Energy Finance LLC,
7.25%, 05/01/2026(b)	930,000	927,163
9.25%, 02/15/2028(b)	405,000	420,733
Devon Energy Corp., 5.25%, 10/15/2027	75,000	75,550
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	307,000	298,340
6.00%, 02/01/2031(b)	788,000	759,468
8.38%, 11/01/2033(b)	529,000	568,924
Ithaca Energy (North Sea) PLC (United Kingdom), 9.00%, 07/15/2026(b)	249,000	248,095
Moss Creek Resources Holdings, Inc.,
7.50%, 01/15/2026(b)	344,000	342,999
10.50%, 05/15/2027(b)	284,000	292,467
PDC Energy, Inc., 5.75%, 05/15/2026	496,000	495,244
Sinopec Group Overseas Development 2018 Ltd. (China), 2.95%, 11/12/2029(b)	2,760,000	2,551,799
SM Energy Co., 6.63%, 01/15/2027(c)	423,000	421,369
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	668,000	662,285
Talos Production, Inc., 12.00%, 01/15/2026	288,000	297,108
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Vital Energy, Inc., 10.13%, 01/15/2028(c)	$668,000	$700,092
		12,361,914
Oil & Gas Refining & Marketing–0.11%
CVR Energy, Inc., 5.25%, 02/15/2025(b)	158,000	157,929
HF Sinclair Corp., 5.88%, 04/01/2026	94,000	95,122
NuStar Logistics L.P.,
6.00%, 06/01/2026(c)	422,000	421,356
5.63%, 04/28/2027	555,000	550,785
		1,225,192
Oil & Gas Storage & Transportation–0.98%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 4.60%, 11/02/2047(b)	1,587,000	1,416,398
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	125,000	125,653
Energy Transfer L.P.,
4.40%, 03/15/2027	60,000	58,945
5.50%, 06/01/2027	50,000	50,741
Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 02/01/2028	350,000	351,181
ITT Holdings LLC, 6.50%, 08/01/2029(b)	497,000	435,213
New Fortress Energy, Inc.,
6.75%, 09/15/2025(b)	629,000	621,931
6.50%, 09/30/2026(b)(c)	1,217,000	1,179,921
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	443,000	432,078
ONEOK, Inc., 5.65%, 11/01/2028	100,000	103,269
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(f)	948,000	948,777
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028(b)	758,000	730,318
6.00%, 12/31/2030(b)	495,000	460,501
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	1,113,000	1,125,625
9.50%, 02/01/2029(b)	711,000	755,554
8.38%, 06/01/2031(b)(c)	1,136,000	1,147,907
9.88%, 02/01/2032(b)	712,000	749,203
		10,693,215
Other Specialized REITs–0.08%
EPR Properties, 4.75%, 12/15/2026	75,000	72,404
Iron Mountain, Inc.,
4.88%, 09/15/2027(b)	238,000	230,170
4.50%, 02/15/2031(b)(c)	585,000	525,232
		827,806
Other Specialty Retail–0.30%
Bath & Body Works, Inc., 6.75%, 07/01/2036	175,000	172,568
	Principal Amount	Value
Other Specialty Retail–(continued)
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)(c)	$377,000	$363,768
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	427,000	335,804
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 02/15/2028(b)	1,005,000	939,683
7.75%, 02/15/2029(b)	372,000	359,889
Staples, Inc., 7.50%, 04/15/2026(b)	1,130,000	1,058,891
		3,230,603
Packaged Foods & Meats–0.06%
Conagra Brands, Inc., 1.38%, 11/01/2027	100,000	87,901
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	500,000	456,735
Tyson Foods, Inc., 4.00%, 03/01/2026	127,000	124,750
		669,386
Paper & Plastic Packaging Products & Materials–0.21%
Berry Global, Inc., 1.57%, 01/15/2026	80,000	74,720
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026(c)	544,000	533,127
LABL, Inc.,
6.75%, 07/15/2026(b)	276,000	268,763
5.88%, 11/01/2028(b)	266,000	238,652
Sealed Air Corp.,
5.50%, 09/15/2025(b)	563,000	564,272
6.13%, 02/01/2028(b)	184,000	184,818
6.88%, 07/15/2033(b)	430,000	449,109
		2,313,461
Paper Products–0.08%
Domtar Corp., 6.75%, 10/01/2028(b)	999,000	917,835
Passenger Airlines–0.46%
Air Canada (Canada), 3.88%, 08/15/2026(b)	330,000	314,211
Air Canada Pass-Through Trust (Canada), Series 2020-1, Class C, 10.50%, 07/15/2026(b)	583,000	634,012
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	410,000	401,140
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	704,250	697,124
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)(c)	434,000	396,550
Delta Air Lines, Inc., 7.38%, 01/15/2026(c)	861,000	892,172
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)(c)	838,000	789,291
Southwest Airlines Co., 3.45%, 11/16/2027	125,000	118,920
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Passenger Airlines–(continued)
United Airlines, Inc., 4.38%, 04/15/2026(b)	$799,000	$771,479
		5,014,899
Personal Care Products–0.10%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	1,141,000	1,133,544
Pharmaceuticals–0.39%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)(c)	669,000	649,529
AdaptHealth LLC, 5.13%, 03/01/2030(b)(c)	1,043,000	816,904
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	550,000	506,000
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	100,000	93,631
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)(c)	565,000	442,033
Merck & Co., Inc., 2.75%, 02/10/2025	183,000	179,173
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	1,238,000	1,133,785
Royalty Pharma PLC, 1.20%, 09/02/2025	200,000	187,626
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	134,000	130,249
Viatris, Inc., 2.30%, 06/22/2027	85,000	77,460
		4,216,390
Property & Casualty Insurance–0.01%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	75,000	74,359
Publishing–0.13%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	1,618,000	1,462,753
Rail Transportation–0.12%
Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.70%, 05/07/2050(b)	1,550,000	1,269,666
Real Estate Development–0.05%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	558,000	530,650
Real Estate Services–0.11%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)(c)	584,254	529,480
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/2028(b)(c)	715,000	705,677
		1,235,157
Regional Banks–0.07%
Santander Holdings USA, Inc., 2.49%, 01/06/2028(e)	100,000	91,476
	Principal Amount	Value
Regional Banks–(continued)
Truist Financial Corp., 4.00%, 05/01/2025	$275,000	$270,942
Verde Purchaser LLC, 10.50%, 11/30/2030(b)	355,000	367,031
		729,449
Reinsurance–0.08%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(e)	992,000	883,972
Renewable Electricity–0.05%
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	700,000	581,994
Restaurants–0.13%
CEC Entertainment LLC, 6.75%, 05/01/2026(b)	1,434,000	1,425,975
Retail REITs–0.20%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC,
5.75%, 05/15/2026(b)(c)	1,000,000	966,486
4.50%, 04/01/2027(b)	517,000	458,284
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	594,000	503,143
Realty Income Corp.,
4.88%, 06/01/2026	80,000	80,014
4.45%, 09/15/2026	75,000	73,440
Simon Property Group L.P., 3.30%, 01/15/2026	64,000	62,200
		2,143,567
Security & Alarm Services–0.10%
CoreCivic, Inc.,
8.25%, 04/15/2026(c)	651,000	667,695
4.75%, 10/15/2027	467,000	439,300
		1,106,995
Semiconductor Materials & Equipment–0.02%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	200,000	193,554
Semiconductors–0.05%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)(c)	429,000	464,272
Micron Technology, Inc., 4.19%, 02/15/2027	75,000	73,522
		537,794
Sovereign Debt–12.54%
Abu Dhabi Government International Bond (United Arab Emirates),
3.13%, 05/03/2026(b)	440,000	426,215
1.88%, 09/15/2031(b)	780,000	652,854
2.70%, 09/02/2070(b)	5,040,000	2,983,544
Angolan Government International Bond (Angola),
8.25%, 05/09/2028(b)	880,000	797,104
9.38%, 05/08/2048(b)	440,000	354,653
9.13%, 11/26/2049(b)	1,140,000	904,981
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Argentine Republic Government International Bond (Argentina), 0.75%, 07/09/2030(f)	$3,000,000	$1,218,194
Bahrain Government International Bond (Bahrain), 7.00%, 01/26/2026(b)	2,000,000	2,028,870
Brazilian Government International Bond (Brazil),
4.63%, 01/13/2028	1,110,000	1,097,912
4.50%, 05/30/2029	760,000	727,933
3.88%, 06/12/2030	1,540,000	1,397,515
6.00%, 10/20/2033	1,528,000	1,511,061
5.63%, 01/07/2041	252,000	228,024
CBB International Sukuk Programme Co. WLL (Bahrain), 4.50%, 03/30/2027(b)	2,880,000	2,783,822
Chile Government International Bond (Chile),
3.24%, 02/06/2028	1,241,000	1,179,508
2.45%, 01/31/2031	1,414,000	1,230,029
2.55%, 01/27/2032	770,000	661,455
3.50%, 01/31/2034	1,140,000	1,009,484
China Government International Bond (China), 1.20%, 10/21/2030(b)	908,000	768,430
Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	2,250,000	2,138,369
4.50%, 03/15/2029	880,000	813,538
7.50%, 02/02/2034	880,000	902,210
7.38%, 09/18/2037	3,000,000	3,009,455
6.13%, 01/18/2041	1,950,000	1,707,440
Costa Rica Government International Bond (Costa Rica), 6.13%, 02/19/2031(b)	440,000	446,992
Dominican Republic International Bond (Dominican Republic),
6.88%, 01/29/2026(b)	820,000	834,310
6.00%, 07/19/2028(b)	600,000	604,980
5.50%, 02/22/2029(b)	440,000	427,287
4.50%, 01/30/2030(b)	1,140,000	1,041,249
6.00%, 02/22/2033(b)	820,000	794,764
6.85%, 01/27/2045(b)(c)	802,000	786,353
Egypt Government International Bond (Egypt),
5.80%, 09/30/2027(b)	770,000	579,360
7.60%, 03/01/2029(b)	200,000	148,245
8.50%, 01/31/2047(b)	2,896,000	1,779,447
7.90%, 02/21/2048(b)	1,200,000	716,725
8.70%, 03/01/2049(b)	2,110,000	1,309,529
Ghana Government International Bond (Ghana),
7.63%, 05/16/2029(b)	818,000	365,311
8.95%, 03/26/2051(b)	738,000	327,945
Hungary Government International Bond (Hungary),
5.25%, 06/16/2029(b)	3,080,000	3,056,900
2.13%, 09/22/2031(b)	2,400,000	1,923,802
6.25%, 09/22/2032(b)	820,000	857,841
5.50%, 06/16/2034(b)	410,000	407,212
7.63%, 03/29/2041	2,280,000	2,629,980
6.75%, 09/25/2052(b)	380,000	409,317
Principal Amount		Value
Sovereign Debt–(continued)
Indonesia Government International Bond (Indonesia),
4.75%, 01/08/2026(b)	$636,000	$636,023
4.85%, 01/11/2033(c)	780,000	781,973
8.50%, 10/12/2035(b)	581,000	754,234
6.75%, 01/15/2044(b)	651,000	763,627
Ivory Coast Government International Bond (Ivory Coast),
6.38%, 03/03/2028(b)	650,000	637,624
6.13%, 06/15/2033(b)	820,000	740,239
Jamaica Government International Bond (Jamaica), 6.75%, 04/28/2028	1,600,000	1,674,240
Jordan Government International Bond (Jordan), 6.13%, 01/29/2026(b)	1,000,000	976,799
Kazakhstan Government International Bond (Kazakhstan), 4.88%, 10/14/2044(b)	1,000,000	939,152
KSA Sukuk Ltd. (Saudi Arabia), 4.30%, 01/19/2029(b)	2,000,000	1,975,246
Kuwait International Government Bond (Kuwait), 3.50%, 03/20/2027(b)	800,000	780,476
Malaysia Sukuk Global Bhd. (Malaysia), 3.18%, 04/27/2026(b)	250,000	243,192
Mexico Government International Bond (Mexico),
4.13%, 01/21/2026	2,310,000	2,290,533
4.50%, 04/22/2029(c)	2,310,000	2,261,482
5.75%, 10/12/2110	3,150,000	2,786,150
Nigeria Government International Bond (Nigeria),
8.38%, 03/24/2029(b)	780,000	731,309
7.70%, 02/23/2038(b)	2,000,000	1,582,774
7.63%, 11/28/2047(b)	440,000	333,954
Oman Government International Bond (Oman),
4.75%, 06/15/2026(b)	3,310,000	3,262,425
5.63%, 01/17/2028(b)	1,000,000	1,010,290
6.25%, 01/25/2031(b)	1,000,000	1,036,690
Pakistan Government International Bond (Pakistan), 8.25%, 04/15/2024(b)	966,000	946,893
Panama Government International Bond (Panama),
7.13%, 01/29/2026(c)	1,110,000	1,138,003
3.88%, 03/17/2028	1,000,000	916,008
3.16%, 01/23/2030	780,000	654,701
2.25%, 09/29/2032	780,000	555,265
6.40%, 02/14/2035	1,160,000	1,098,422
6.70%, 01/26/2036	1,350,000	1,301,949
4.50%, 04/01/2056	2,700,000	1,735,432
4.50%, 01/19/2063	1,520,000	954,732
Paraguay Government International Bond (Paraguay), 5.00%, 04/15/2026(b)	769,000	767,173
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 4.15%, 03/29/2027(b)	1,176,000	1,157,560
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Peruvian Government International Bond (Peru),
2.39%, 01/23/2026	$1,180,000	$1,124,912
4.13%, 08/25/2027	1,226,000	1,200,995
2.84%, 06/20/2030	500,000	443,075
3.60%, 01/15/2072	650,000	441,339
Philippine Government International Bond (Philippines),
3.00%, 02/01/2028	1,000,000	940,914
6.38%, 01/15/2032	2,000,000	2,204,261
Qatar Government International Bond (Qatar),
3.25%, 06/02/2026(b)	880,000	854,942
4.50%, 04/23/2028(b)	2,130,000	2,144,825
4.00%, 03/14/2029(b)	370,000	365,194
6.40%, 01/20/2040(b)	780,000	885,780
Republic of Poland Government International Bond (Poland),
3.25%, 04/06/2026	2,310,000	2,254,544
5.75%, 11/16/2032	1,980,000	2,106,492
Republic of South Africa Government International Bond (South Africa),
5.88%, 09/16/2025	1,100,000	1,103,349
4.85%, 09/30/2029	1,000,000	913,760
5.88%, 04/20/2032	440,000	404,800
5.38%, 07/24/2044	820,000	613,276
5.65%, 09/27/2047	780,000	582,582
7.30%, 04/20/2052	400,000	354,468
Romanian Government International Bond (Romania),
3.00%, 02/27/2027(b)	780,000	730,029
6.63%, 02/17/2028(b)	820,000	850,811
3.63%, 03/27/2032(b)	800,000	694,283
7.13%, 01/17/2033(b)	380,000	411,111
6.00%, 05/25/2034(b)	1,540,000	1,543,414
6.13%, 01/22/2044(b)	800,000	786,891
5.13%, 06/15/2048(b)	2,344,000	2,021,829
4.00%, 02/14/2051(b)	1,750,000	1,266,338
7.63%, 01/17/2053(b)	760,000	851,059
Saudi Government International Bond (Saudi Arabia),
3.25%, 10/26/2026(b)	500,000	479,655
4.38%, 04/16/2029(b)	1,798,000	1,767,254
4.50%, 04/17/2030(b)	1,062,000	1,042,247
5.50%, 10/25/2032(b)	1,560,000	1,625,269
2.25%, 02/02/2033(b)	2,550,000	2,064,985
4.63%, 10/04/2047(b)	780,000	674,213
5.00%, 01/18/2053(b)	1,320,000	1,174,416
4.50%, 04/22/2060(b)	1,140,000	934,429
Serbia International Bond (Serbia), 6.50%, 09/26/2033(b)	370,000	378,388
Sharjah Sukuk Program Ltd. (United Arab Emirates),
3.85%, 04/03/2026(b)	600,000	580,140
4.23%, 03/14/2028(b)	1,019,000	975,634
	Principal Amount	Value
Sovereign Debt–(continued)
Turkey Government International Bond (Turkey),
4.75%, 01/26/2026	$440,000	$426,690
4.25%, 04/14/2026	1,320,000	1,260,659
7.63%, 04/26/2029	1,474,000	1,486,337
11.88%, 01/15/2030	1,232,000	1,509,127
6.88%, 03/17/2036	1,218,000	1,112,832
UAE International Government Bond (United Arab Emirates),
4.05%, 07/07/2032(b)	780,000	757,767
4.95%, 07/07/2052(b)	780,000	743,208
Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2025(b)(g)	650,000	179,922
7.75%, 09/01/2026(b)(g)	650,000	172,041
7.75%, 09/01/2028(b)(g)	4,450,000	1,137,331
7.75%, 09/01/2029(b)(g)	1,090,000	276,413
9.75%, 11/01/2030(b)(g)	900,000	242,243
		136,501,192
Specialized Consumer Services–0.04%
Sotheby’s, 7.38%, 10/15/2027(b)(c)	430,000	413,895
Specialized Finance–0.01%
Blackstone Private Credit Fund, 3.25%, 03/15/2027	75,000	68,983
Specialty Chemicals–0.10%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(b)	385,000	256,148
PPG Industries, Inc., 1.20%, 03/15/2026	67,000	62,222
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	832,000	809,722
		1,128,092
Steel–0.06%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	134,000	132,811
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)	379,000	382,795
Nucor Corp., 3.95%, 05/01/2028	100,000	98,174
		613,780
Systems Software–0.12%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	214,000	217,443
McAfee Corp., 7.38%, 02/15/2030(b)	740,000	671,400
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	502,000	429,430
		1,318,273
Technology Distributors–0.03%
Avnet, Inc., 4.63%, 04/15/2026	75,000	73,995
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	260,000	258,842
		332,837
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–0.31%
Apple, Inc.,
3.25%, 02/23/2026	$150,000	$146,543
3.20%, 05/11/2027	135,000	130,524
Seagate HDD Cayman,
4.75%, 01/01/2025	249,000	245,637
9.63%, 12/01/2032	466,706	536,553
Western Digital Corp., 4.75%, 02/15/2026	538,000	523,724
Xerox Corp., 6.75%, 12/15/2039	513,000	432,052
Xerox Holdings Corp.,
5.00%, 08/15/2025(b)(c)	690,000	674,590
5.50%, 08/15/2028(b)	693,000	632,154
		3,321,777
Telecom Tower REITs–0.07%
American Tower Corp.,
1.30%, 09/15/2025	134,000	126,280
3.65%, 03/15/2027	105,000	101,440
3.55%, 07/15/2027	105,000	100,834
SBA Communications Corp., 3.88%, 02/15/2027	481,000	459,346
		787,900
Tires & Rubber–0.04%
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	462,000	434,007
Tobacco–0.07%
Altria Group, Inc., 4.40%, 02/14/2026	134,000	132,753
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026	134,000	128,357
Philip Morris International, Inc., 4.88%, 02/15/2028	160,000	161,375
Vector Group Ltd., 5.75%, 02/01/2029(b)	317,000	292,664
		715,149
Trading Companies & Distributors–0.10%
Air Lease Corp., 4.63%, 10/01/2028	90,000	88,416
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	472,000	446,843
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025(b)	540,000	539,820
		1,075,079
Transaction & Payment Processing Services–0.10%
Block, Inc., 2.75%, 06/01/2026	276,000	258,577
Global Payments, Inc., 2.15%, 01/15/2027	110,000	101,810
NCR Atleos Corp., 9.50%, 04/01/2029(b)	655,000	703,156
Western Union Co. (The), 1.35%, 03/15/2026	75,000	69,285
		1,132,828
Principal Amount		Value
Wireless Telecommunication Services–0.01%
Sprint Capital Corp., 6.88%, 11/15/2028	$70,000	$75,674
Total U.S. Dollar Denominated Bonds & Notes (Cost $373,284,087)		355,093,579
Equity Linked Notes–23.94%
Diversified Banks–20.07%
Bank of Montreal (Consumer Staples Select Sector SPDR Fund) (Canada), 6.74%, 02/27/2024(b)	6,772,000	6,812,579
Bank of Montreal (Industrial Select Sector SPDR Fund) (Canada), 9.26%, 03/11/2024(b)	9,844,000	9,844,000
Bank of Montreal (Technology Select Sector SPDR Fund) (Canada), 13.80%, 02/08/2024(b)	14,273,000	14,631,234
Bank of Nova Scotia (The) (Communication Services Select Sector SPDR Fund) (Canada), 14.60%, 02/29/2024(b)	9,756,000	9,732,579
Bank of Nova Scotia (The) (Consumer Discretionary Select Sector SPDR Fund) (Canada), 16.53%, 02/12/2024(b)	8,748,000	8,694,793
Barclays Bank PLC (Health Care Select Sector SPDR Fund) (United Kingdom),
7.35%, 02/02/2024(b)	10,010,000	10,309,095
8.56%, 02/16/2024(b)	9,267,000	9,224,866
7.55%, 03/08/2024(b)	9,275,000	9,206,673
BNP Paribas (Communication Services Select Sector SPDR Fund) (France), 15.86%, 02/13/2024(b)	10,044,000	10,362,111
BNP Paribas (Consumer Staples Select Sector SPDR Fund) (France), 7.65%, 02/09/2024(b)	6,923,000	6,975,463
Citigroup Inc. (Technology Select Sector SPDR Fund), 14.26%, 03/04/2024(b)	13,412,000	12,970,473
HSBC Holdings PLC (Technology Select Sector SPDR Fund) (United Kingdom), 14.84%, 02/20/2024(b)	13,310,000	13,608,361
JPMorgan Chase & Co. (Industrial Select Sector SPDR Fund),
8.60%, 02/05/2024(b)	9,955,000	10,065,044
7.90%, 03/01/2024(b)	9,726,000	9,724,771
Mizuho Financial Group, Inc. (Technology Select Sector SPDR Fund) (Japan), 15.30%, 02/26/2024(b)	13,392,000	13,508,459
Royal Bank of Canada (Consumer Discretionary Select Sector SPDR Fund) (Canada), 13.07%, 03/05/2024(b)	8,222,000	8,180,124
Royal Bank of Canada (Financial Select Sector SPDR Fund) (Canada), 12.43%, 02/15/2024(b)	9,938,000	10,137,869
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified Banks–(continued)
Societe Generale (Financial Select Sector SPDR Fund) (France),
9.10%, 02/01/2024(b)	$10,085,000	$10,417,597
8.80%, 03/07/2024(b)	9,559,000	9,508,739
Societe Generale (Materials Select Sector SPDR Fund) (France), 11.62%, 02/07/2024(b)	5,778,000	5,565,314
Societe Generale (Utilities Select Sector SPDR Fund) (France), 13.67%, 02/07/2024(b)	5,800,000	5,717,161
Toronto-Dominion Bank (The) (Technology Select Sector SPDR Fund) (Canada), 15.94%, 02/28/2024(b)	13,440,000	13,231,786
		218,429,091
Diversified Capital Markets–2.61%
UBS Group AG (Energy Select Sector SPDR Fund) (Switzerland), 15.75%, 02/14/2024(b)	8,910,000	8,901,406
UBS Group AG (Financial Select Sector SPDR Fund) (Switzerland), 12.45%, 02/22/2024(b)	9,965,000	10,194,858
UBS Group AG (Health Care Select Sector SPDR Fund) (Switzerland), 8.20%, 02/23/2024(b)	9,302,000	9,339,964
		28,436,228
Investment Banking & Brokerage–1.26%
Goldman Sachs Group, Inc. (The) (Consumer Discretionary Select Sector SPDR Fund), 16.55%, 02/21/2024(b)	8,725,000	8,594,622
Goldman Sachs International (iShares Dow Jones US Real Esta), 17.60%, 02/14/2024(b)	5,448,000	5,152,298
		13,746,920
Total Equity Linked Notes (Cost $259,879,000)		260,612,239
U.S. Treasury Securities–19.94%
U.S. Treasury Bills–0.13%
4.66% - 5.44%, 04/18/2024(h)(i)	1,463,000	1,446,736
U.S. Treasury Bonds–17.04%
1.88%, 11/15/2051	303,300,000	185,439,516
U.S. Treasury Notes–2.77%
1.13%, 01/15/2025	9,650,000	9,325,123
5.00%, 09/30/2025	6,700,000	6,769,617
0.38%, 12/31/2025	6,000,000	5,579,414
1.25%, 12/31/2026	8,100,000	7,496,613
2.63%, 05/31/2027	1,050,000	1,006,441
		30,177,208
Total U.S. Treasury Securities (Cost $248,198,358)		217,063,460
	Shares
Preferred Stocks–8.31%
Alternative Carriers–0.05%
Qwest Corp., 6.50%, Pfd.	33,492	311,476
Shares		Value
Alternative Carriers–(continued)
Qwest Corp., 6.75%, Pfd.	22,614	$211,441
		522,917
Asset Management & Custody Banks–0.22%
Affiliated Managers Group, Inc., 5.88%, Pfd.	10,279	241,454
Affiliated Managers Group, Inc., 4.75%, Pfd.	9,422	180,526
Affiliated Managers Group, Inc., 4.20%, Pfd.	6,853	116,844
New Mountain Finance Corp., 8.25%, Pfd.	3,940	102,085
Northern Trust Corp., 4.70%, Series E, Pfd.	13,705	303,703
Oaktree Capital Group LLC, 6.63%, Series A, Pfd.	6,167	141,841
Oaktree Capital Group LLC, 6.55%, Series B, Pfd.	8,052	182,861
Prospect Capital Corp., 5.35%, Series A, Pfd.	4,498	83,258
State Street Corp., 5.35%, Series G, Pfd.	17,131	414,741
State Street Corp., 5.90%, Series D, Pfd.	25,697	647,050
		2,414,363
Automobile Manufacturers–0.17%
Ford Motor Co., 6.20%, Pfd.	25,697	651,419
Ford Motor Co., 6.00%, Pfd.	27,410	687,717
Ford Motor Co., 6.50%, Pfd.	20,558	510,866
		1,850,002
Broadline Retail–0.04%
Dillard’s Capital Trust I, 7.50%, Pfd.	6,853	175,574
QVC, Inc., 6.38%, Pfd.	7,709	92,585
QVC, Inc., 6.25%, Pfd.	17,140	206,194
		474,353
Commercial & Residential Mortgage Finance–0.02%
Merchants Bancorp, 6.00%, Series C, Pfd.	6,722	145,531
Merchants Bancorp, 8.25%, Pfd.(e)	4,882	123,368
		268,899
Consumer Finance–0.31%
Capital One Financial Corp., 5.00%, Series I, Pfd.	51,394	1,044,326
Capital One Financial Corp., 4.80%, Series J, Pfd.	42,829	830,454
Capital One Financial Corp., 4.63%, Series K, Pfd.	4,283	80,435
Capital One Financial Corp., 4.38%, Series L, Pfd.	23,127	413,742
Capital One Financial Corp., 4.25%, Series N, Pfd.	14,562	257,311
Navient Corp., 6.00%, Pfd.	10,279	218,429
Synchrony Financial, 5.63%, Series A, Pfd.	25,697	496,209
		3,340,906
Data Center REITs–0.05%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	6,853	153,918
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Data Center REITs–(continued)
Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	7,195	$176,134
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	11,821	266,800
		596,852
Diversified Banks–2.21%
Bank of America Corp., 6.00%, Series GG, Pfd.	46,255	1,168,864
Bank of America Corp., 5.88%, Series HH, Pfd.	29,166	729,442
Bank of America Corp., 6.45%, Series K, Pfd.	35,976	925,303
Bank of America Corp., 5.38%, Series KK, Pfd.	47,345	1,132,492
Bank of America Corp., 5.00%, Series LL, Pfd.	44,580	1,011,520
Bank of America Corp., 4.38%, Series NN, Pfd.	36,827	733,226
Bank of America Corp., 4.13%, Series PP, Pfd.	31,265	590,908
Bank of America Corp., 4.25%, Series QQ, Pfd.	44,438	863,875
Bank of America Corp., 4.75%, Series SS, Pfd.	23,524	504,119
Fifth Third Bancorp, 6.00%, Series A, Pfd.	6,853	170,366
Fifth Third Bancorp, 4.95%, Series K, Pfd.	8,566	194,877
First Citizens BancShares, Inc., 5.38%, Series A, Pfd.	11,821	253,442
First Citizens BancShares, Inc., 5.63%, Series C, Pfd.	6,853	156,934
JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	58,119	1,443,676
JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	63,386	1,591,622
JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	30,837	687,357
JPMorgan Chase & Co., 4.55%, Series JJ, Pfd.	51,394	1,076,704
JPMorgan Chase & Co., 4.63%, Series LL, Pfd.	63,386	1,350,122
JPMorgan Chase & Co., 4.20%, Series MM, Pfd.	68,526	1,341,739
KeyCorp, 6.13%, Series E, Pfd.(e)	17,131	409,945
KeyCorp, 5.65%, Series F, Pfd.	14,562	310,025
KeyCorp, 5.63%, Series G, Pfd.	15,418	341,817
KeyCorp, 6.20%, Pfd.(e)	20,558	459,471
U.S. Bancorp, 5.50%, Series K, Pfd.	19,701	481,689
U.S. Bancorp, 3.75%, Series L, Pfd.(c)	17,131	295,681
U.S. Bancorp, 4.00%, Series M, Pfd.	25,697	471,540
U.S. Bancorp, 4.50%, Series O, Pfd.	15,418	313,602
Wells Fargo & Co., 5.63%, Series Y, Pfd.	23,641	576,368
Wells Fargo & Co., 6.63%, Series R, Pfd.	28,781	727,296
Wells Fargo & Co., 4.75%, Series Z, Pfd.	68,954	1,432,864
Wells Fargo & Co., 4.70%, Series AA, Pfd.	40,088	829,020
Wells Fargo & Co., 4.38%, Series CC, Pfd.	35,976	696,855
Shares		Value
Diversified Banks–(continued)
Wells Fargo & Co., 4.25%, Series DD, Pfd.	42,829	$805,613
		24,078,374
Diversified Chemicals–0.01%
EIDP, Inc., 4.50%, Series B, Pfd.	1,433	102,502
Diversified Financial Services–0.29%
Apollo Global Management, Inc., 7.63%, Pfd.(e)	20,558	556,916
Brookfield BRP Holdings Canada, Inc., 4.63%, Pfd.	11,992	186,356
Brookfield BRP Holdings Canada, Inc., 4.88%, Pfd.	8,908	143,864
Carlyle Finance LLC, 4.63%, Pfd.	17,131	342,449
Equitable Holdings, Inc., 5.25%, Series A, Pfd.(c)	27,410	610,695
Equitable Holdings, Inc., 4.30%, Series C, Pfd.	10,279	174,332
Jackson Financial, Inc., 8.00%, Pfd.(e)	18,845	509,192
KKR Group Finance Co. IX LLC, 4.63%, Pfd.	17,131	339,194
Voya Financial, Inc., 5.35%, Series B, Pfd.(e)	10,279	245,873
		3,108,871
Diversified REITs–0.02%
Global Net Lease, Inc., 7.25%, Series A, Pfd.	5,824	121,256
Global Net Lease, Inc., 6.88%, Series B, Pfd.	3,133	64,884
		186,140
Electric Utilities–0.62%
BIP Bermuda Holdings I Ltd., 5.13%, Pfd.	10,279	179,677
Brookfield Infrastructure Finance ULC, 5.00%, Pfd.	8,566	151,190
Duke Energy Corp., 5.63%, Pfd.	17,131	434,100
Duke Energy Corp., 5.75%, Series A, Pfd.	34,263	858,973
Entergy Arkansas LLC, 4.88%, Pfd.	14,048	320,013
Entergy Louisiana LLC, 4.88%, Pfd.	9,251	207,962
Entergy Mississippi LLC, 4.90%, Pfd.	8,908	208,447
Entergy New Orleans LLC, 5.50%, Pfd.	3,769	89,740
Georgia Power Co., 5.00%, Series 2017-A, Pfd.	9,251	217,121
National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	8,566	212,009
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	23,556	596,673
Pacific Gas and Electric Co., 6.00%, Series A, Pfd.	3,608	83,994
SCE Trust II, 5.10%, Pfd.	7,538	153,323
SCE Trust IV, 5.38%, Series J, Pfd.(e)	11,135	254,212
SCE Trust V, 5.45%, Series K, Pfd.(e)	10,279	248,032
SCE Trust VI, 5.00%, Pfd.	16,275	325,175
SCE Trust VII, 7.50%, Series M, Pfd.	19,000	499,700
Southern Co. (The), 5.25%, Pfd.	15,418	374,041
Southern Co. (The), 4.95%, Series 2020, Pfd.	34,263	805,181
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Electric Utilities–(continued)
Southern Co. (The), 4.20%, Series C, Pfd.	25,697	$532,699
		6,752,262
Gas Utilities–0.02%
South Jersey Industries, Inc., 5.63%, Pfd.	4,788	58,485
Spire, Inc., 5.90%, Series A, Pfd.	8,566	209,867
		268,352
Integrated Telecommunication Services–0.36%
AT&T, Inc., 5.35%, Pfd.	45,313	1,087,512
AT&T, Inc., 5.63%, Pfd.	28,267	706,675
AT&T, Inc., 5.00%, Series A, Pfd.	41,116	912,775
AT&T, Inc., 4.75%, Series C, Pfd.	59,960	1,263,957
		3,970,919
Investment Banking & Brokerage–0.69%
Brookfield Finance I (UK) PLC, 4.50%, Pfd.	7,880	126,868
Brookfield Finance, Inc., 4.63%, Series 50, Pfd.	13,705	241,345
Charles Schwab Corp. (The), 5.95%, Series D, Pfd.	25,697	651,933
Charles Schwab Corp. (The), 4.45%, Series J, Pfd.(c)	20,558	427,606
Morgan Stanley, 5.85%, Series K, Pfd.	34,263	846,296
Morgan Stanley, 7.13%, Series E, Pfd.	29,552	750,325
Morgan Stanley, 6.88%, Series F, Pfd.	29,124	737,420
Morgan Stanley, 6.38%, Series I, Pfd.	34,263	859,659
Morgan Stanley, 4.88%, Series L, Pfd.	17,131	393,499
Morgan Stanley, 4.25%, Series O, Pfd.	44,542	877,923
Morgan Stanley, 6.50%, Series P, Pfd.	34,263	913,452
Stifel Financial Corp., 5.20%, Pfd.	7,709	158,883
Stifel Financial Corp., 6.25%, Series B, Pfd.	5,482	134,802
Stifel Financial Corp., 6.13%, Series C, Pfd.	7,709	189,333
Stifel Financial Corp., 4.50%, Series D, Pfd.	10,279	186,358
		7,495,702
Leisure Products–0.04%
Brunswick Corp., 6.50%, Pfd.	6,339	159,362
Brunswick Corp., 6.63%, Pfd.	4,283	107,846
Brunswick Corp., 6.38%, Pfd.	7,880	194,715
		461,923
Life & Health Insurance–0.79%
AEGON Funding Co. LLC, 5.10%, Pfd.	31,693	703,902
American Equity Investment Life Holding Co., 6.63%, Series B, Pfd.(e)	10,279	258,928
Athene Holding Ltd., 5.63%, Series B, Pfd.	11,821	258,052
Athene Holding Ltd., 6.38%, Series C, Pfd.(e)	20,558	512,716
Athene Holding Ltd., 4.88%, Series D, Pfd.	19,701	362,301
Athene Holding Ltd., 7.75%, Series E, Pfd.(e)	17,131	446,263
Athene Holding Ltd., 6.35%, Series A, Pfd.(e)	23,015	547,297
Shares		Value
Life & Health Insurance–(continued)
Brighthouse Financial, Inc., 6.25%, Pfd.	12,849	$298,868
Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	14,562	361,574
Brighthouse Financial, Inc., 6.75%, Series B, Pfd.	13,791	351,395
Brighthouse Financial, Inc., 5.38%, Series C, Pfd.	19,701	403,673
Brighthouse Financial, Inc., 4.63%, Series D, Pfd.	11,992	200,866
CNO Financial Group, Inc., 5.13%, Pfd.	5,139	88,648
F&G Annuities & Life, Inc., 7.95%, Pfd.	11,800	310,222
Globe Life, Inc., 4.25%, Pfd.	11,135	220,807
Lincoln National Corp., 9.00%, Series D, Pfd.	17,131	483,265
MetLife, Inc., 5.63%, Series E, Pfd.	27,582	674,656
MetLife, Inc., 4.75%, Series F, Pfd.	34,263	736,997
Prudential Financial, Inc., 5.63%, Pfd.	19,359	481,265
Prudential Financial, Inc., 4.13%, Pfd.	17,131	354,697
Prudential Financial, Inc., 5.95%, Pfd.	10,279	268,899
Unum Group, 6.25%, Pfd.	10,279	258,620
		8,583,911
Multi-line Insurance–0.06%
American International Group, Inc., 5.85%, Series A, Pfd.	17,131	420,909
Assurant, Inc., 5.25%, Pfd.	8,566	176,888
		597,797
Multi-Utilities–0.22%
Brookfield Infrastructure Partners L.P., 5.13%, Series 13, Pfd.	6,853	119,242
Brookfield Infrastructure Partners L.P., 5.00%, Series 14, Pfd.	6,853	117,666
CMS Energy Corp., 5.63%, Pfd.	6,853	169,338
CMS Energy Corp., 5.88%, Pfd.(j)	9,594	236,876
CMS Energy Corp., 5.88%, Pfd.(j)	21,586	534,469
CMS Energy Corp., 4.20%, Series C, Pfd.	7,880	163,589
DTE Energy Co., 4.38%, Series G, Pfd.	7,880	163,274
DTE Energy Co., 4.38%, Pfd.	9,594	205,791
Sempra, 5.75%, Pfd.	25,954	641,842
		2,352,087
Office REITs–0.09%
Hudson Pacific Properties, Inc., 4.75%, Series C, Pfd.	14,562	207,508
SL Green Realty Corp., 6.50%, Series I, Pfd.	7,877	176,917
Vornado Realty Trust, 5.40%, Series L, Pfd.	10,279	168,576
Vornado Realty Trust, 5.25%, Series M, Pfd.	10,947	172,853
Vornado Realty Trust, 5.25%, Series N, Pfd.	10,279	162,203
Vornado Realty Trust, 4.45%, Series O, Pfd.	10,279	138,972
		1,027,029
Office Services & Supplies–0.02%
Pitney Bowes, Inc., 6.70%, Pfd.	14,562	263,718
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Other Specialized REITs–0.01%
EPR Properties, 5.75%, Series G, Pfd.	3,150	$61,583
Property & Casualty Insurance–0.49%
Allstate Corp. (The), 5.10%, Series H, Pfd.	39,402	936,192
Allstate Corp. (The), 4.75%, Series I, Pfd.	10,279	233,436
Allstate Corp. (The), 7.38%, Series J, Pfd.	20,558	559,589
American Financial Group, Inc., 5.88%, Pfd.	4,283	105,276
American Financial Group, Inc., 5.13%, Pfd.	6,853	152,205
American Financial Group, Inc., 5.63%, Pfd.	5,139	119,996
American Financial Group, Inc., 4.50%, Pfd.	6,853	135,895
Arch Capital Group Ltd., 5.45%, Series F, Pfd.	11,307	265,714
Arch Capital Group Ltd., 4.55%, Series G, Pfd.	17,131	348,273
Argo Group International Holdings, Inc., 7.00%, Pfd.(e)	5,139	122,103
Argo Group US, Inc., 6.50%, Pfd.	4,925	110,468
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	8,566	185,625
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	8,566	178,858
AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	18,845	420,809
Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	11,821	293,279
Kemper Corp., 5.88%, Pfd.(e)	5,139	107,611
PartnerRe Ltd., 4.88%, Series J, Pfd.	6,853	135,552
Selective Insurance Group, Inc., 4.60%, Series B, Pfd.	6,853	123,971
W.R. Berkley Corp., 5.70%, Pfd.	6,339	158,158
W.R. Berkley Corp., 5.10%, Pfd.	10,279	239,501
W.R. Berkley Corp., 4.25%, Pfd.	8,566	184,340
W.R. Berkley Corp., 4.13%, Pfd.	10,279	199,104
		5,315,955
Real Estate Operating Companies–0.06%
Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	6,304	84,411
Brookfield Property Partners L.P., 6.38%, Series A-2, Pfd.	8,566	108,788
Brookfield Property Partners L.P., 5.75%, Series A, Pfd.	9,851	114,173
Brookfield Property Preferred L.P., 6.25%, Pfd.	22,994	298,692
		606,064
Regional Banks–0.60%
Associated Banc-Corp, 5.88%, Series E, Pfd.	3,426	72,768
Associated Banc-Corp, 5.63%, Series F, Pfd.	3,426	69,102
Associated Banc-Corp, 6.63%, Pfd.(e)	10,279	234,670
Banc of California, Inc., 7.75%, Series F, Pfd.(e)	17,585	395,662
Bank of Hawaii Corp., 4.38%, Series A, Pfd.	6,167	106,751
Shares		Value
Regional Banks–(continued)
Bank OZK, 4.63%, Series A, Pfd.	11,992	$204,464
Cadence Bank, 5.50%, Series A, Pfd.	5,910	129,015
Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	15,418	321,157
Cullen/Frost Bankers, Inc., 4.45%, Series B, Pfd.	5,139	95,071
First Horizon Corp., 6.50%, Series E, Pfd.	5,139	124,878
First Horizon Corp., 4.70%, Series F, Pfd.	5,139	95,791
Fulton Financial Corp., 5.13%, Series A, Pfd.	6,853	121,641
Hancock Whitney Corp., 6.25%, Pfd.	5,910	147,129
Huntington Bancshares, Inc., 4.50%, Series H, Pfd.	17,131	335,596
Huntington Bancshares, Inc., 5.70%, Series C, Pfd.	5,996	138,328
Huntington Bancshares, Inc., 6.88%, Series J, Pfd.(e)	11,135	270,803
M&T Bank Corp., 5.63%, Series H, Pfd.(e)	8,566	207,982
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.(e)	17,645	357,488
Old National Bancorp, 7.00%, Series C, Pfd.	4,197	105,429
Old National Bancorp, 7.00%, Series A, Pfd.	3,700	92,870
Popular Capital Trust II, 6.13%, Pfd.	3,461	87,598
Regions Financial Corp., 5.70%, Series C, Pfd.(e)	17,131	383,734
Regions Financial Corp., 4.45%, Series E, Pfd.	13,705	247,649
Texas Capital Bancshares, Inc., 5.75%, Series B, Pfd.	10,279	199,927
Truist Financial Corp., 5.25%, Series O, Pfd.	19,701	467,899
Truist Financial Corp., 4.75%, Series R, Pfd.	31,693	682,033
Valley National Bancorp, 6.25%, Series A, Pfd.(e)	3,940	82,898
WaFd, Inc., 4.88%, Series A, Pfd.	10,279	177,210
Webster Financial Corp., 5.25%, Series F, Pfd.	5,139	106,326
Western Alliance Bancorporation, 4.25%, Series A, Pfd.(e)	10,279	176,902
Wintrust Financial Corp., 6.50%, Series D, Pfd.(e)	4,283	104,291
Wintrust Financial Corp., 6.88%, Series E, Pfd.(e)	9,851	242,039
		6,585,101
Reinsurance–0.20%
Enstar Group Ltd., 7.00%, Series D, Pfd.(e)	13,705	348,655
Enstar Group Ltd., 7.00%, Series E, Pfd.	3,769	93,660
Reinsurance Group of America, Inc., 5.75%, Pfd.(e)	13,705	349,888
Reinsurance Group of America, Inc., 7.13%, Pfd.(e)	23,984	629,820
RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	8,566	213,208
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Reinsurance–(continued)
RenaissanceRe Holdings Ltd., 4.20%, Series G, Pfd.	17,131	$313,326
SiriusPoint Ltd., 8.00%, Series B, Pfd.(e)	6,853	173,312
		2,121,869
Renewable Electricity–0.01%
Brookfield Renewable Partners L.P., 5.25%, Series 17, Pfd.	6,853	119,928
Retail REITs–0.08%
Agree Realty Corp., 4.25%, Series A, Pfd.	5,996	111,346
Federal Realty Investment Trust, 5.00%, Series C, Pfd.	3,150	73,143
Kimco Realty Corp., 5.13%, Series L, Pfd.	7,625	177,281
Kimco Realty Corp., 5.25%, Series M, Pfd.	8,964	210,744
Realty Income Corp., 6.00%, Series A, Pfd.	5,910	147,159
SITE Centers Corp., 6.38%, Series A, Pfd.	5,996	140,306
		859,979
Self-Storage REITs–0.29%
Public Storage, 5.15%, Series F, Pfd.	9,719	239,962
Public Storage, 5.05%, Series G, Pfd.	10,414	256,705
Public Storage, 5.60%, Series H, Pfd.	9,895	250,245
Public Storage, 4.88%, Series I, Pfd.	10,978	255,458
Public Storage, 4.70%, Series J, Pfd.	9,417	205,761
Public Storage, 4.75%, Series K, Pfd.	8,409	186,428
Public Storage, 4.63%, Series L, Pfd.	20,045	442,794
Public Storage, 4.13%, Series M, Pfd.	7,984	155,608
Public Storage, 3.88%, Series N, Pfd.	10,327	185,163
Public Storage, 3.90%, Series O, Pfd.	5,902	106,767
Public Storage, 4.00%, Series P, Pfd.	20,957	399,440
Public Storage, 3.95%, Series Q, Pfd.	5,504	100,008
Public Storage, 4.00%, Series R, Pfd.	15,605	294,935
Public Storage, 4.10%, Series S, Pfd.	3,547	69,202
		3,148,476
Single-Family Residential REITs–0.02%
American Homes 4 Rent, 5.88%, Series G, Pfd.	3,940	92,787
American Homes 4 Rent, 6.25%, Series H, Pfd.	3,940	96,569
		189,356
Trading Companies & Distributors–0.10%
FTAI Aviation Ltd., 8.25%, Series C, Pfd.(e)	3,598	89,590
Triton International Ltd., 8.00%, Pfd.	4,925	124,849
Triton International Ltd., 7.38%, Pfd.	5,996	153,378
Triton International Ltd., 6.88%, Pfd.	5,139	125,289
Triton International Ltd., 5.75%, Series E, Pfd.	5,996	125,316
WESCO International, Inc., 10.63%, Series A, Pfd.(e)	18,447	494,564
		1,112,986
	Shares		Value
Wireless Telecommunication Services–0.15%
Telephone and Data Systems, Inc., 6.63%, Series UU, Pfd.		14,390	$267,654
Telephone and Data Systems, Inc., 6.00%, Series VV, Pfd.		23,641	389,840
United States Cellular Corp., 6.25%, Pfd.		17,131	357,352
United States Cellular Corp., 5.50%, Pfd.		17,131	317,095
United States Cellular Corp., 5.50%, Pfd.		17,131	314,354
			1,646,295
Total Preferred Stocks (Cost $84,259,810)			90,485,471
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.86%(k)
Aerospace & Defense–0.01%
Thales S.A. (France), 0.75%, 01/23/2025(b)	EUR	100,000	105,039
Agricultural Products & Services–0.01%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	125,000	128,756
Apparel, Accessories & Luxury Goods–0.01%
PVH Corp., 3.13%, 12/15/2027(b)	EUR	100,000	107,213
Automobile Manufacturers–0.06%
BMW Finance N.V. (Germany), 1.00%, 01/21/2025(b)	EUR	150,000	158,442
Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(b)	EUR	45,000	47,513
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(b)	EUR	100,000	105,350
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(b)	EUR	90,000	88,573
2.25%, 10/01/2027(b)	EUR	49,000	51,511
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(b)	EUR	100,000	103,883
0.38%, 07/20/2026(b)	EUR	85,000	85,507
			640,779
Broadcasting–0.02%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(b)	EUR	125,000	127,490
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(b)	EUR	100,000	105,456
			232,946
Cable & Satellite–0.01%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(b)	EUR	120,000	124,194
Casinos & Gaming–0.01%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(d)	EUR	216,503	138,045
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Commercial & Residential Mortgage Finance–0.01%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(b)	EUR	100,000	$97,079
Construction Materials–0.01%
Danfoss Finance I B.V. (Denmark), 0.38%, 10/28/2028(b)	EUR	100,000	94,674
Heidelberg Materials Finance Luxembourg S.A. (Germany), 1.63%, 04/07/2026(b)	EUR	60,000	62,846
			157,520
Consumer Finance–0.01%
General Motors Financial Co., Inc., 0.65%, 09/07/2028(b)	EUR	100,000	94,744
Diversified Banks–0.22%
ASB Bank Ltd. (New Zealand), 0.25%, 09/08/2028(b)	EUR	200,000	187,988
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(b)	EUR	100,000	106,911
0.50%, 02/04/2027(b)	EUR	100,000	99,350
Bank of America Corp., 0.58%, 08/24/2028(b)(e)	EUR	100,000	97,745
Bankinter S.A. (Spain), 0.88%, 07/08/2026(b)	EUR	100,000	101,574
Banque Federative du Credit Mutuel S.A. (France),
2.13%, 09/12/2026(b)	EUR	100,000	104,121
0.63%, 11/19/2027(b)	EUR	100,000	97,514
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(b)	EUR	200,000	203,762
BNP Paribas S.A. (France),
1.50%, 11/17/2025(b)	EUR	100,000	104,632
2.88%, 10/01/2026(b)	EUR	100,000	106,739
0.25%, 04/13/2027(b)(e)	EUR	100,000	100,507
Credit Agricole S.A. (France),
1.38%, 03/13/2025(b)	EUR	100,000	105,461
0.38%, 10/21/2025(b)	EUR	100,000	102,963
Crelan S.A. (Belgium), 5.75%, 01/26/2028(b)	EUR	100,000	114,011
ING Groep N.V. (Netherlands), 1.13%, 02/14/2025(b)	EUR	100,000	105,430
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(b)	EUR	100,000	102,770
Mizuho Financial Group, Inc. (Japan), 4.16%, 05/20/2028(b)	EUR	100,000	110,952
NatWest Group PLC (United Kingdom), 4.07%, 09/06/2028(b)(e)	EUR	100,000	109,990
Nordea Bank Abp (Finland), 1.13%, 02/12/2025(b)	EUR	100,000	105,415
Standard Chartered PLC (United Kingdom), 0.90%, 07/02/2027(b)(e)	EUR	100,000	101,435
Swedbank AB (Sweden),
0.30%, 05/20/2027(b)(e)	EUR	100,000	100,125
0.20%, 01/12/2028(b)	EUR	100,000	94,481
			2,463,876
	Principal Amount		Value
Diversified Capital Markets–0.04%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(b)	EUR	100,000	$105,962
0.75%, 02/17/2027(b)(e)	EUR	100,000	101,353
Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(b)	EUR	100,000	99,734
UBS Group AG (Switzerland), 0.25%, 11/05/2028(b)(e)	EUR	200,000	190,955
			498,004
Diversified Chemicals–0.03%
BASF SE (Germany),
0.25%, 06/05/2027(b)	EUR	100,000	99,219
3.13%, 06/29/2028(b)	EUR	100,000	108,986
LANXESS AG (Germany), 1.75%, 03/22/2028(b)	EUR	100,000	99,647
			307,852
Diversified Financial Services–0.05%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(b)	EUR	100,000	102,435
LeasePlan Corp. N.V. (Netherlands), 3.50%, 04/09/2025(b)	EUR	200,000	215,772
Nykredit Realkredit A/S (Denmark), 4.00%, 07/17/2028(b)	EUR	100,000	109,146
OP Corporate Bank PLC (Finland), 0.60%, 01/18/2027	EUR	100,000	99,188
			526,541
Electric Utilities–0.03%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(b)	EUR	100,000	102,273
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(b)	EUR	100,000	102,014
Elenia Verkko OYJ (Finland), 0.38%, 02/06/2027(b)	EUR	140,000	137,794
			342,081
Food Distributors–0.01%
Metro AG (Germany), 1.50%, 03/19/2025(b)	EUR	80,000	84,221
Food Retail–0.01%
ELO SACA (France), 2.88%, 01/29/2026(b)	EUR	100,000	105,082
Gas Utilities–0.02%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(b)	EUR	100,000	104,400
APA Infrastructure Ltd. (Australia), 2.00%, 03/22/2027(b)	EUR	100,000	103,645
			208,045
Health Care Equipment–0.01%
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	105,864
Health Care Services–0.00%
Fresenius Medical Care AG (Germany), 0.63%, 11/30/2026(b)	EUR	30,000	29,978
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Household Appliances–0.01%
Whirlpool Finance Luxembourg S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	$99,456
Household Products–0.01%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	75,000	86,345
Industrial Machinery & Supplies & Components–0.01%
SKF AB (Sweden), 3.13%, 09/14/2028(b)	EUR	100,000	107,554
Integrated Oil & Gas–0.03%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(b)	EUR	130,000	136,639
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(b)	EUR	160,000	167,754
			304,393
Integrated Telecommunication Services–0.01%
Verizon Communications, Inc., 1.38%, 11/02/2028	EUR	100,000	99,861
Investment Banking & Brokerage–0.01%
Goldman Sachs Group, Inc. (The), 0.25%, 01/26/2028(b)	EUR	72,000	69,299
IT Consulting & Other Services–0.02%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	103,861
International Business Machines Corp., 1.25%, 01/29/2027	EUR	100,000	102,782
			206,643
Multi-line Insurance–0.01%
New York Life Global Funding, 0.25%, 01/23/2027(b)	EUR	100,000	100,045
Multi-Sector Holdings–0.02%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	101,928
Groupe Bruxelles Lambert N.V. (Belgium), 1.88%, 06/19/2025(b)	EUR	100,000	105,724
			207,652
Office REITs–0.02%
Globalworth Real Estate Investments Ltd. (Poland), 2.95%, 07/29/2026(b)	EUR	100,000	93,230
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(b)	EUR	100,000	104,516
			197,746
Passenger Airlines–0.01%
easyJet FinCo B.V. (United Kingdom), 1.88%, 03/03/2028(b)	EUR	100,000	101,059
Pharmaceuticals–0.01%
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(b)	EUR	100,000	105,641
	Principal Amount		Value
Precious Metals & Minerals–0.01%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(b)	EUR	100,000	$103,955
Rail Transportation–0.01%
Autostrade per l’Italia S.p.A. (Italy), 2.00%, 12/04/2028(b)	EUR	100,000	100,013
Regional Banks–0.03%
Credit Mutuel Arkea S.A. (France),
0.88%, 05/07/2027(b)	EUR	100,000	100,021
0.38%, 10/03/2028(b)	EUR	100,000	94,512
SpareBank 1 SMN (Norway), 0.01%, 02/18/2028(b)	EUR	100,000	95,060
			289,593
Renewable Electricity–0.01%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	104,678
Restaurants–0.01%
Sodexo S.A. (France), 0.75%, 04/27/2025(b)	EUR	150,000	157,109
Telecom Tower REITs–0.01%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	104,199
Tobacco–0.01%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(b)	EUR	100,000	107,961
Transaction & Payment Processing Services–0.01%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	100,000	102,023
Water Utilities–0.01%
Thames Water Utilities Finance PLC (United Kingdom), 0.88%, 01/31/2028(b)	EUR	100,000	92,129
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $9,857,592)			9,345,213

Asset-Backed Securities–0.00%
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037		$46,289	38,336
GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(l)		1,213	1,237
Total Asset-Backed Securities (Cost $43,273)			39,573

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Fannie Mae REMICs, IO, 4.35%(9.80% - (30 Day Average SOFR + 0.11%)), 03/17/2031 (Cost $0)(m)(n)		7	0
	Shares
Money Market Funds–17.48%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(o)(p)		66,574,014	66,574,014
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(o)(p)	47,546,264	$47,574,792
Invesco Treasury Portfolio, Institutional Class, 5.22%(o)(p)	76,084,587	76,084,587
Total Money Market Funds (Cost $190,215,573)		190,233,393
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.15% (Cost $1,165,737,693)		1,122,872,928
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.97%
Invesco Private Government Fund, 5.29%(o)(p)(q)	15,151,855	15,151,855
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.52%(o)(p)(q)	38,934,659	$38,961,913
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $54,109,370)		54,113,768
TOTAL INVESTMENTS IN SECURITIES–108.12% (Cost $1,219,847,063)		1,176,986,696
OTHER ASSETS LESS LIABILITIES—(8.12)%		(88,360,983)
NET ASSETS–100.00%		$1,088,625,713
Investment Abbreviations:
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SPDR	– Standard & Poor’s Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $507,284,207, which represented 46.60% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31, 2024 was $2,007,950, which represented less than 1% of the Fund’s Net Assets.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2024.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$54,873,700	$62,259,445	$(50,559,131)	$-	$-	$66,574,014	$845,940
Invesco Liquid Assets Portfolio, Institutional Class	39,204,104	44,471,032	(36,113,665)	10,323	2,998	47,574,792	626,346
Invesco Treasury Portfolio, Institutional Class	62,712,800	71,153,651	(57,781,864)	-	-	76,084,587	965,605
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$14,854,024	$23,273,802	$(22,975,971)	$-	$-	$15,151,855	$168,256*
Invesco Private Prime Fund	38,687,262	46,895,203	(46,640,559)	3,090	16,917	38,961,913	468,196*
Total	$210,331,890	$248,053,133	$(214,071,190)	$13,413	$19,915	$244,347,161	$3,074,343

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	65	March-2024	$6,356,675	$(243,529)	$(243,529)
E-Mini S&P 500 Index	31	March-2024	7,549,275	326,115	326,115
EURO STOXX 50 Index	380	March-2024	19,157,573	361,236	361,236
FTSE 100 Index	270	March-2024	26,104,230	(279,049)	(279,049)
MSCI Emerging Markets Index	230	March-2024	11,279,200	(81,622)	(81,622)
Tokyo Stock Price Index	260	March-2024	45,108,710	3,044,928	3,044,928
Subtotal				3,128,079	3,128,079
Interest Rate Risk
Euro-Bund	148	March-2024	21,728,342	(112,661)	(112,661)
Long Gilt	171	March-2024	21,664,333	(301,830)	(301,830)
U.S. Treasury 5 Year Notes	160	March-2024	17,342,500	247,655	247,655
U.S. Treasury 10 Year Notes	103	March-2024	11,569,797	301,201	301,201
U.S. Treasury 10 Year Ultra Notes	32	March-2024	3,740,000	110,167	110,167
U.S. Treasury Ultra Bonds	29	March-2024	3,747,344	154,125	154,125
Subtotal				398,657	398,657
Subtotal—Long Futures Contracts				3,526,736	3,526,736
Short Futures Contracts
Interest Rate Risk
Euro-Bobl	32	March-2024	(4,099,053)	(28,738)	(28,738)
Euro-Schatz	26	March-2024	(2,983,749)	341	341
U.S. Treasury 2 Year Notes	119	March-2024	(24,473,094)	(168,060)	(168,060)
U.S. Treasury Long Bonds	15	March-2024	(1,835,156)	(49,272)	(49,272)
Subtotal—Short Futures Contracts				(245,729)	(245,729)
Total Futures Contracts				$3,281,007	$3,281,007

(a)	Futures contracts collateralized by $6,114,970 cash held with Goldman Sachs International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/07/2024	Citibank N.A.	EUR	41,000	USD	44,986	$669
02/07/2024	Merrill Lynch International	EUR	48,000	USD	52,292	407
02/07/2024	State Street Bank & Trust Co.	USD	134,974	EUR	126,000	1,222
05/15/2024	State Street Bank & Trust Co.	EUR	8,490,000	USD	9,217,055	1,711
Subtotal—Appreciation						4,009
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/07/2024	Citibank, N.A.	USD	44,538	EUR	41,000	$(220)
02/07/2024	Goldman Sachs International	EUR	126,000	USD	135,909	(287)
02/07/2024	J.P. Morgan Chase Bank, N.A.	EUR	267,000	USD	287,888	(718)
02/07/2024	Royal Bank of Scotland PLC	EUR	8,211,000	USD	8,781,837	(93,628)
02/07/2024	UBS AG	USD	39,530	EUR	36,000	(617)
Subtotal—Depreciation						(95,470)
Total Forward Foreign Currency Contracts						$(91,461)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 2	Sell	5.00%	Quarterly	12/20/2027	3.218%	USD	1,592,500	$30,059	$93,265	$63,206

(a)	Swaps are collateralized by $341,433 cash held with Merrill Lynch International, the Counterparty.
(b)	Implied credit spreads represent the current level, as of January 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$324,260	$354,769,319	$—	$355,093,579
Equity Linked Notes	—	260,612,239	—	260,612,239
U.S. Treasury Securities	—	217,063,460	—	217,063,460
Preferred Stocks	90,426,986	58,485	—	90,485,471
Non-U.S. Dollar Denominated Bonds & Notes	—	9,345,213	—	9,345,213
Asset-Backed Securities	—	39,573	—	39,573
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	0	—	0
Money Market Funds	190,233,393	54,113,768	—	244,347,161
Total Investments in Securities	280,984,639	896,002,057	—	1,176,986,696
Other Investments - Assets*
Investments Matured	—	—	0	0
Futures Contracts	4,545,768	—	—	4,545,768
Forward Foreign Currency Contracts	—	4,009	—	4,009
Swap Agreements	—	63,206	—	63,206
	4,545,768	67,215	0	4,612,983
Other Investments - Liabilities*
Futures Contracts	(1,264,761)	—	—	(1,264,761)
Forward Foreign Currency Contracts	—	(95,470)	—	(95,470)
	(1,264,761)	(95,470)	—	(1,360,231)
Total Other Investments	3,281,007	(28,255)	—	3,252,752
Total Investments	$284,265,646	$895,973,802	$0	$1,180,239,448

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
Invesco Multi-Asset Income Fund